UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2018

Date of reporting period: October 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 100.1%
	Shares	Value
Australia — 5.7%
Aristocrat Leisure	700	$12,617
Caltex Australia	390	10,226
Dexus Property Group‡	1,140	8,524
Fortescue Metals Group	3,430	12,181
Harvey Norman Holdings	2,570	7,435
LendLease Group	900	11,166
Macquarie Group	260	19,571
Origin Energy *	1,130	6,867
Ramsay Health Care	140	7,169
Rio Tinto	310	16,477

		112,233

Austria — 0.6%
ANDRITZ	100	5,654
OMV	110	6,609

		12,263

Belgium — 1.7%
KBC Group	280	23,258
UCB	150	10,919

		34,177

Brazil — 0.3%
Qualicorp	500	5,347

Canada — 1.9%
Canadian Imperial Bank of Commerce	130	11,443
Constellation Software	11	6,258
Dollarama	65	7,236
Manulife Financial	400	8,043
National Bank of Canada	100	4,853

		37,833

China — 0.9%
NetEase ADR	63	17,761

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Denmark — 3.1%
Danske Bank	875	$33,379
Novo Nordisk, Cl B	120	5,970
Pandora	160	15,103
Vestas Wind Systems	70	6,175

		60,627

Finland — 1.4%
Nokia	2,550	12,523
UPM-Kymmene	530	15,928

		28,451

France — 9.9%
Atos	85	13,208
AXA	770	23,258
BNP Paribas	190	14,837
Klepierre‡	570	22,671
L’Oreal	42	9,347
LVMH Moet Hennessy Louis Vuitton	46	13,723
Renault	70	6,942
Safran	310	32,654
Sanofi	350	33,142
Thales	110	11,465
TOTAL	80	4,461
Valeo	150	10,152

		195,860

Germany — 9.0%
Allianz	100	23,252
Bayer	50	6,504
Bayerische Motoren Werke	300	30,579
Continental	71	18,117
Covestro (A)	240	23,092
Deutsche Lufthansa	300	9,590
Deutsche Telekom	460	8,394
HOCHTIEF	60	10,591
RWE	390	9,764
SAP	140	15,935

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Germany — (continued)
Siemens	115	$16,508
TUI	390	7,048

		179,374

Hong Kong — 2.4%
CK Hutchison Holdings	500	6,348
Galaxy Entertainment Group	1,000	6,806
HKT Trust & HKT	3,000	3,665
Nine Dragons Paper Holdings	3,000	5,507
Power Assets Holdings	1,000	8,665
WH Group (A)	17,000	17,215

		48,206

Hungary — 0.3%
MOL Hungarian Oil & Gas	520	6,227

Israel — 0.4%
Taro Pharmaceutical Industries *	70	7,869

Italy — 2.5%
Ferrari	200	23,972
Snam	1,620	8,277
Telecom Italia *	18,900	16,402

		48,651

Japan — 25.9%
Asahi Glass	200	7,792
Asahi Group Holdings	200	9,078
Astellas Pharma	400	5,307
Bandai Namco Holdings	300	10,224
Brother Industries	300	7,227
Central Japan Railway	100	18,091
Daiwa House Industry	100	3,641
Fuji Electric	3,000	21,556
FUJIFILM Holdings	200	8,136
Fujitsu	2,000	15,451
Hitachi Chemical	500	14,137
Honda Motor	300	9,295

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Japan — (continued)
Hoya	400	$21,596
JTEKT	600	9,794
JXTG Holdings	2,200	11,284
Kajima	1,000	10,316
Kao	400	24,048
KDDI	800	21,276
Kirin Holdings	1,000	23,785
Konami Holdings	100	4,837
Lion	500	9,569
MEIJI Holdings	100	8,144
Mitsubishi	800	18,634
Mitsubishi Electric	600	10,192
Mitsubishi Tanabe Pharma	800	17,547
Mixi	100	4,855
MS&AD Insurance Group Holdings	600	20,236
Nippon Telegraph & Telephone	100	4,813
Obayashi	1,200	15,619
ORIX	900	15,344
Shimizu	700	8,182
Shionogi	500	26,768
Sompo Holdings	200	7,984
Sumitomo	600	8,620
Sumitomo Chemical	4,000	27,933
Sumitomo Dainippon Pharma	400	5,688
Teijin	400	8,418
Toho	200	6,596
Tokyo Electron	100	17,374
Yamaha	400	15,619

		515,006

Luxembourg — 0.5%
Ternium ADR	310	9,613

Netherlands — 2.3%
ABN AMRO Group (A)	660	20,385
ING Groep	380	7,020
Koninklijke Ahold Delhaize	380	7,151

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Netherlands — (continued)
Randstad Holding	175	$10,767

		45,323

Norway — 0.5%
Marine Harvest	470	9,178

Singapore — 0.9%
DBS Group Holdings	900	15,041
Genting Singapore	4,000	3,580

		18,621

South Korea — 2.0%
KB Financial Group ADR	335	17,590
Samsung Electronics GDR	11	13,563
SK Telecom	40	9,426

		40,579

Spain — 3.4%
Aena (A)	110	20,181
Red Electrica	940	20,815
Repsol	1,460	27,356

		68,352

Sweden — 1.8%
Atlas Copco, Cl A	380	16,668
Skandinaviska Enskilda Banken, Cl A	1,550	19,107

		35,775

Switzerland — 6.3%
Adecco Group	70	5,554
LafargeHolcim	260	14,686
Lonza Group	86	22,843
Nestle	240	20,183
Novartis	50	4,120
Partners Group Holding	15	10,089
Roche Holding	48	11,090
Straumann Holding	6	4,189
Swiss Life Holding	56	19,466
Swiss Re	71	6,679

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Switzerland — (continued)
Swisscom	13	$6,567

		125,466

United Kingdom — 16.0%
3i Group	3,180	40,588
Auto Trader Group (A)	2,160	9,826
Barclays ,	6,050	14,941
Carnival	190	12,519
Diageo	440	15,030
GlaxoSmithKline	1,710	30,831
Glencore	1,380	6,653
HSBC Holdings	1,330	12,971
Johnson Matthey	190	8,532
Lloyds Banking Group	37,600	34,102
Persimmon	560	20,840
Petrofac	1,620	9,022
Reckitt Benckiser Group	210	18,785
RELX	830	19,104
Taylor Wimpey	2,450	6,492
Unilever	630	35,724
WPP	1,190	21,084

		317,044

United States — 0.4%
ICON *	60	7,132

TOTAL COMMON STOCK (Cost $1,779,872)		1,986,968

EXCHANGE TRADED FUND — 1.3%

iShares MSCI EAFE ETF (Cost $21,871)	367	25,554

TOTAL INVESTMENTS — 101.4% (Cost $1,801,743)		$2,012,522

Percentages are based on total Net Assets of $1,984,742.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2017
(Unaudited)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2017, the value of these securities amounted to $90,699, representing 4.6% of the net assets of the Fund.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Asia, Far East
ETF — Exchange Traded Fund
GDR — Global Depositary Receipt
MSCI — Morgan Stanley Capital International

As of October 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There were no transfers between Level 1 and Level 2 assets for the period ended October 31, 2017. For the period ended October 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent prospectus or semi-annual financial statements.

SGA-QH-001-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 20, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 20, 2017